Loans and Advances to Customers (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Net Loans And Advances To Customers [Abstract]
Loans and advances to customers	£ 212,016	£ 220,669
Credit impairment loss allowances on loans and advances to customers	(940)	(931)
Residual value and voluntary termination provisions on finance leases	(21)	(22)
Net loans and advances to customers	£ 211,055	£ 219,716